Schedule of Operating Lease Payments (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Remainder of fiscal year	$ 273,600	$ 360,000
Year 1		360,000	$ 540,000	$ 720,000
Total lease payments	273,600	360,000	540,000	720,000
Less: imputed interest	(1,769)	(2,327)	(6,458)	(8,611)
Present value of operating lease liabilities	271,831	357,673	533,542	711,389
Less: Current portion	271,831	357,673	533,542	711,389
Long-term potion of operating lease liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent	Liabilities, Noncurrent	Liabilities, Noncurrent	Liabilities, Noncurrent